SIGNIFICANT ACCOUNTING POLICIES - Impact of New Accounting Standard (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Inventory	$ 10,272			$ 6,989
Investment properties	96,686			84,309	$ 56,870
Right-of-use assets	2,600
Property, plant and equipment	89,264			67,294
Total assets	323,969			256,281
Accounts payable and other	43,077	$ 43,077		23,989
Other liabilities	23,896			14,286
Total liabilities	207,123			159,131
Equity	116,846			97,150
Total liabilities and equity	323,969			256,281
Interest expense on lease liabilities	206
Previously stated
Disclosure of initial application of standards or interpretations [line items]
Inventory				6,989
Investment properties				84,309
Property, plant and equipment				67,294
Other assets				97,689
Total assets				256,281
Accounts payable and other				23,989
Other liabilities				135,142
Total liabilities				159,131
Equity				97,150	79,872
Total liabilities and equity				256,281
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Other assets				0
Total assets			$ 4,366
Accounts payable and other				4,366
Other liabilities				0
Total liabilities				4,366
Equity				0	(302)
Total liabilities and equity				4,366
IFRS 16 [Member]
Disclosure of initial application of standards or interpretations [line items]
Equity			97,150
Total liabilities and equity			260,647
Preferred equity | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Equity	4,145			4,168
Preferred equity | Previously stated | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Equity				4,168	4,192
Preferred equity | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Equity				0
Preferred equity | IFRS 16 [Member] | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Equity			4,168
Non-controlling interests
Disclosure of initial application of standards or interpretations [line items]
Equity	81,833			67,335
Non-controlling interests | Preferred shares
Disclosure of initial application of standards or interpretations [line items]
Equity	5,276			5,226
Non-controlling interests | Common shares
Disclosure of initial application of standards or interpretations [line items]
Equity	76,557			62,109
Non-controlling interests | Previously stated
Disclosure of initial application of standards or interpretations [line items]
Equity				67,335	51,628
Non-controlling interests				67,335
Non-controlling interests | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Equity					(84)
Non-controlling interests				0
Non-controlling interests | IFRS 16 [Member]
Disclosure of initial application of standards or interpretations [line items]
Non-controlling interests			67,335
Common equity | Common shares
Disclosure of initial application of standards or interpretations [line items]
Equity	30,868			25,647
Common equity | Previously stated | Common shares
Disclosure of initial application of standards or interpretations [line items]
Equity				25,647	24,052
Common equity | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Common shares
Disclosure of initial application of standards or interpretations [line items]
Equity				0	$ (218)
Common equity | IFRS 16 [Member] | Common shares
Disclosure of initial application of standards or interpretations [line items]
Equity			25,647
Inventory [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets				22
Investment property [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	928			0
Property, plant and equipment [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	5,400
Property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 88,500			$ 3,416
IFRS 16 [Member]
Disclosure of initial application of standards or interpretations [line items]
Inventory			7,011
Investment properties			85,237
Property, plant and equipment			70,710
Other assets			97,689
Total assets			260,647
Accounts payable and other			28,355
Other liabilities			135,142
Total liabilities			$ 163,497